                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HL Investment Advisors, LLC
Address: 200 Hopmeadow Street
         Simsbury, CT 06089

Form 13F File Number: 028-12542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colleen Pernerewski
Title: Chief Compliance Officer, HL Investment Advisors, LLC
Phone: 860-843-8929

Signature, Place, and Date of Signing:


/s/ Colleen Pernerewski                Simsbury, CT             October 30, 2009
------------------------------------   ----------------------   ----------------
[Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
--------------------  ----
28-04557              Wellington Management Company, LLP
28-06652              Hartford Investment Management Company
28-00399              State Street Corporation
28-05792              Kayne Anderson Rudnick Investment Management, LLC
28-04771              Wachovia Corporation